Property, Plant and Equipment - Additional Information (Details)		1 Months Ended			12 Months Ended
	Mar. 07, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 23, 2015 real_estate_partnership
Disclosure of transactions between related parties [line items]
Number of real estate partnerships to purchase property | real_estate_partnership								4
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 113,000,000
Gain on disposals of property, plant and equipment		$ 102,000,000
Term of lease contract			10 years	3 years
Toronto transition costs (recoveries)					$ (95,800,000)	$ 13,200,000	$ 1,600,000
Key management personnel of entity
Disclosure of transactions between related parties [line items]
Percentage of interests in the Property Purchaser held by a Privately-held company (percent)								27.00%
Percentage of interest held (percent)								25.00%
Option to obtain non-voting interest in Assignee					5.00%
Building improvements and equipment
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)							0
Temporary Corporate Headquarters
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)						0	0
Headquarters And Manufacturing Operations Relocation
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)					$ 3,800,000	13,200,000	$ 1,600,000
Headquarters And Manufacturing Operations Relocation | Building improvements and equipment
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)					1,200,000	$ 15,000,000
Headquarters And Manufacturing Operations Relocation | Temporary Corporate Headquarters
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)					$ 5,000,000